Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	18
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,756,087.70

Principal:
Principal Collections	$18,460,685.49
Prepayments in Full	$13,350,125.43
Liquidation Proceeds	$509,366.09
Recoveries	$11,454.76
Sub Total	$32,331,631.77
Collections	$35,087,719.47

Purchase Amounts:
Purchase Amounts Related to Principal	$292,169.06
Purchase Amounts Related to Interest	$1,485.34
Sub Total	$293,654.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,381,373.87

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	18
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,381,373.87
Servicing Fee	$699,038.84	$699,038.84	$0.00	$0.00	$34,682,335.03
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,682,335.03
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,682,335.03
Interest - Class A-3 Notes	$375,154.32	$375,154.32	$0.00	$0.00	$34,307,180.71
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$34,156,569.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,156,569.04
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$34,082,371.71
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,082,371.71
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$34,019,231.71
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,019,231.71
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$33,941,885.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,941,885.21
Regular Principal Payment	$31,261,959.93	$31,261,959.93	$0.00	$0.00	$2,679,925.28
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,679,925.28
Residuel Released to Depositor	$0.00	$2,679,925.28	$0.00	$0.00	$0.00
Total		$35,381,373.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$31,261,959.93
Total					$31,261,959.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$31,261,959.93	$57.07	$375,154.32	$0.68	$31,637,114.25	$57.75
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$31,261,959.93	$19.41	$740,449.82	$0.46	$32,002,409.75	$19.87

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	18

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$535,934,747.09	0.9783402	$504,672,787.16	0.9212720
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$803,594,747.09	0.4990156	$772,332,787.16	0.4796026

Pool Information
Weighted Average APR	4.356%	4.352%
Weighted Average Remaining Term	43.92	43.06
Number of Receivables Outstanding	43,950	43,011
Pool Balance	$838,846,608.88	$805,995,495.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$803,594,747.09	$772,332,787.16
Pool Factor	0.5093097	0.4893640

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$33,662,708.64
Targeted Overcollateralization Amount	$33,662,708.64
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,662,708.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	18

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		117	$238,767.01
(Recoveries)		80	$11,454.76
Net Losses for Current Collection Period			$227,312.25
Cumulative Net Losses Last Collection Period			$4,989,038.64
Cumulative Net Losses for all Collection Periods			$5,216,350.89

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.33%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.54%	591	$12,407,657.39
61-90 Days Delinquent	0.16%	59	$1,293,094.04
91-120 Days Delinquent	0.07%	28	$563,479.15
Over 120 Days Delinquent	0.11%	36	$851,844.37
Total Delinquent Receivables	1.88%	714	$15,116,074.95

Repossession Inventory:
Repossessed in the Current Collection Period		35	$669,828.86
Total Repossessed Inventory		42	$963,770.64

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6024%
Preceding Collection Period			0.3194%
Current Collection Period			0.3317%
Three Month Average			0.4178%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2446%
Preceding Collection Period			0.2639%
Current Collection Period			0.2860%
Three Month Average			0.2648%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer